Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Change in Type of Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Foreign Exchange Risk Factor [Line items]
Net (Loss) / Income for the Year	$ 31,094,407	$ 38,508,477	$ 48,946,578
Shareholders' Equity	$ 304,469,225	275,217,519	$ 240,087,488	$ 195,509,533
Currency risk [member] | Top of range [member] | US Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 66	178
Shareholders' Equity	$ 722	1,962
Currency risk [member] | Top of range [member] | Euro [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 232	543
Shareholders' Equity	$ 2,552	739
Currency risk [member] | Top of range [member] | Canadian Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 3	20
Shareholders' Equity	$ 30	53
Currency risk [member] | Top of range [member] | Real [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 4	5
Shareholders' Equity	$ 43	7,651
Currency risk [member] | Top of range [member] | Swiss franc [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 6	3
Shareholders' Equity	$ 63	3
Currency risk [member] | Top of range [member] | Others [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 7	15
Shareholders' Equity	$ 78	15
Currency risk [member] | Bottom of range [member] | US Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (66)	(178)
Shareholders' Equity	$ 590	5,254
Currency risk [member] | Bottom of range [member] | Euro [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (232)	(543)
Shareholders' Equity	$ 2,088	(492)
Currency risk [member] | Bottom of range [member] | Canadian Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (3)	(20)
Shareholders' Equity	$ 24	130
Currency risk [member] | Bottom of range [member] | Real [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (4)	(5)
Shareholders' Equity	$ 35	(5)
Currency risk [member] | Bottom of range [member] | Swiss franc [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (6)	(3)
Shareholders' Equity	$ 51	(3)
Currency risk [member] | Bottom of range [member] | Others [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (7)	(15)
Shareholders' Equity	$ 64	$ (15)